Accrued expenses, accounts payable and other liabilities	12 Months Ended
Mar. 31, 2025
Accounts Payable and Accrued Liabilities [Abstract]
Accrued expenses, accounts payable and other liabilities
19.
Accrued expenses, accounts payable and other liabilities

	As of March 31,
	2024	2025
	RMB	RMB
	(in millions)
Current:
Payables and accruals for cost of revenue and sales and marketing expenses (i)	118,057	110,887
Other deposits and advances received (ii)	54,508	53,793
Payable to merchants and third party marketing affiliates	32,989	44,845
Accrued bonus and staff costs, including sales commission	29,631	31,705
Payables and accruals for purchases of property and equipment	19,840	34,312
Amounts due to related companies (iii)	9,503	8,130
Other taxes payable (iv)	7,934	7,641
Operating lease liabilities (Note 6)	5,871	3,944
Contingent and deferred consideration in relation to investments and acquisitions	1,094	8,590
Others	18,456	28,690
	297,883	332,537
Non-current:
Operating lease liabilities (Note 6)	28,967	13,463
Contingent and deferred consideration in relation to investments and acquisitions	1,473	1,370
Others	1,427	2,811
	31,867	17,644
(i)
Payables and accruals for cost of revenue and sales and marketing expenses include payables which are collateralized by a pledge of certain short-term investments and other treasury investments with carrying values of nil and RMB3,697 million as of March 31, 2024 and 2025, respectively.
(ii)
Other deposits and advances received as of March 31, 2024 and 2025 include buyer protection fund deposits received from merchants on the Company’s marketplaces (Note 10).
(iii)
Amounts due to related companies primarily represent balances arising from the transactions with Ant Group (Note 24). The balances are unsecured, interest free and repayable within the next twelve months.
(iv)
Other taxes payable primarily represent VAT and PRC individual income tax of employees withheld by the Company.